AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Percentage of Net Assets	Maturity Date	Principal Amount	Value
FIXED RATE MORTGAGE-RELATED SECURITIES	0.3%
Collateralized Mortgage Obligations	0.3%
Government National Mortgage Association
2.50%		5/20/65	$1,059,491	$1,060,746
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES (Cost $1,056,570)				1,060,746
	Percentage of Net Assets	Principal Amount/ Shares	Value
INVESTMENT COMPANIES	1.1%
Northern Institutional Treasury Portfolio, Premier Class, 0.00%*		3,356,841	$3,356,841
TOTAL INVESTMENT COMPANIES (Cost $3,356,841)			3,356,841
REPURCHASE AGREEMENTS	41.0%
BCM High Income Fund, L.P., 1.00%, Open repurchase agreement which the Fund can initiate closure at any time. (Collateralized by SBA Loans, with a value of $4,789,597, due at 04/15/30 - 03/15/31 and cash equivalents of $2,904,445)		4,757,307	4,757,307
Capstead Mortgage, 0.29%, Agreement dated 09/29/20 to be repurchased at $26,017,467 on 10/06/20. (Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $27,444,673, due 03/25/27 - 11/25/58)		26,016,000	26,016,000
JVB Financial, 1.25%, Agreement dated 09/25/20 to be repurchased at $5,567,950 on 10/23/20. (Collateralized by TMC Master Trust Series 2016-M3 Certificates, 2.63% - 5.25%, with a value of $5,941,516, due at 08/01/50 - 10/01/50)(1),(2)		5,562,182	5,562,182
JVB Financial, 1.25%, Agreement dated 09/02/20 to be repurchased at $53,757,564 on 10/02/20. (Collateralized by NMSI Master Trust Series 2018-N2 Certificates, 2.75% - 5.88%, with a value of $55,126,101, due at 07/01/35 - 08/01/50)(2)		53,701,625	53,701,625
Orchid Island, 0.30%, Agreement dated 09/30/20 to be repurchased at $9,827,573 on 10/07/20. (Collateralized by U.S. Government Mortgage-Backed Securities, VRN, with a value of $10,369,666, due 04/01/50 - 05/01/50)		9,827,000	9,827,000
Solomon Hess SBA, 0.75%, Open repurchase agreement which the Fund can initiate closure at any time. (Collateralized by SBA Loans, with a value of $8,071,461, due 05/15/29 - 12/15/34 and investment line of $35,756,853 and cash equivalents of $101,827)		8,404,679	8,404,679
Solomon Hess, 0.75%, Open repurchase agreement which the Fund can initiate closure at any time. (Collateralized by SBA Loans, with a value of $20,061,367, due 12/15/26 - 12/15/43 and investment line of $3,605,556 and cash equivalents of $31,688)		19,871,152	19,871,152
TOTAL REPURCHASE AGREEMENTS (Cost $128,139,945)			128,139,945
TOTAL INVESTMENTS (Cost $ 132,553,356)	42.4%		$132,557,532
NET OTHER ASSETS (LIABILITIES)	57.6%		179,932,417
Net Assets	100.0%		$312,489,949

0

AAAMCO ULTRASHORT FINANCING FUND
SCHEDULE OF INVESTMENTS (concluded)
September 30, 2020 (Unaudited)
*	The rate presented is the 7-day effective yield in effect at September 30, 2020.
(1)	Illiquid security, maturity date is greater than 7 days. As of September 30, 2020, the value of this illiquid security amounted to approximately 1.8% of net assets.
(2)	The rates and maturity dates disclosed represent those of the underlying mortgage loans which are used to securitize the Trust Certificate referenced within.

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.5%
Capital Goods	5.8%
Cummins, Inc.		7,950	$1,678,722
Lockheed Martin Corp.		1,800	689,904
			2,368,626
Consumer Durables & Apparel	1.5%
NIKE, Inc.		5,000	627,700
Consumer Services	0.9%
McDonald's Corp.		1,000	219,490
Starbucks Corp.		1,700	146,064
			365,554
Diversified Financials	2.7%
Ameriprise Financial, Inc.		1,750	269,693
Goldman Sachs Group (The), Inc.		3,200	643,104
Morgan Stanley		3,500	169,225
			1,082,022
Energy	2.5%
Chevron Corp.		9,000	648,000
ConocoPhillips		10,000	328,400
EOG Resources, Inc.		1,500	53,910
			1,030,310
Food & Staples Retailing	3.8%
Costco Wholesale Corp.		4,400	1,562,000
Health Care Equipment & Services	4.0%
UnitedHealth Group, Inc.		5,292	1,649,887
Household & Personal Products	3.0%
Procter & Gamble		8,900	1,237,011
Insurance	6.8%
Aflac, Inc.		30,150	1,095,953
Progressive (The) Corp.		17,700	1,675,659
			2,771,612
Materials	1.8%
Air Products & Chemicals, Inc.		650	193,609
LyondellBasell Industries NV		7,753	546,509
			740,118
Media	2.5%
Comcast Corp.		22,000	1,017,720
Pharmaceuticals & Biotechnology	10.0%
AbbVie, Inc.		15,000	1,313,850
Amgen, Inc.		6,570	1,669,831
Bristol-Myers Squibb Co.		9,700	584,813
Eli Lilly & Co.		3,400	503,268
			4,071,762
Real Estate	2.8%
American Tower Corp.		3,000	725,190
Simon Property Group, Inc.		6,137	396,941
			1,122,131

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2020 (Unaudited)
	Percentage of Net Assets	Shares	Value
Retailing	9.5%
Best Buy Co., Inc.		6,000	$667,740
Home Depot (The), Inc.		6,176	1,715,137
Lowe's Cos., Inc.		2,300	381,478
Target Corp.		6,950	1,094,069
			3,858,424
Semiconductors & Semiconductor	6.0%
Broadcom, Inc.		4,700	1,712,304
KLA Corp.		3,000	581,220
NVIDIA Corp.		150	81,183
Texas Instruments, Inc.		400	57,116
			2,431,823
Software & Services	20.0%
Accenture PLC		7,200	1,627,128
Alphabet, Inc.(a)		1,060	1,553,536
Intuit, Inc.		5,150	1,679,981
Mastercard, Inc.		5,000	1,690,850
Microsoft Corp.		7,600	1,598,508
			8,150,003
Technology Hardware & Equipment	5.5%
Apple, Inc.		14,800	1,713,988
Cisco Systems, Inc.		13,000	512,070
			2,226,058
Telecommunication Services	3.1%
AT&T, Inc.		21,000	598,710
Verizon Communications, Inc.		11,000	654,390
			1,253,100
Transportation	2.7%
CSX Corp.		14,000	1,087,380
Utilities	1.6%
NextEra Energy, Inc.		2,300	638,388
TOTAL COMMON STOCKS (Cost $28,733,260)			39,291,629

LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (concluded)
September 30, 2020 (Unaudited)
	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	3.7%
Northern Institutional Treasury Portfolio, Premier Class, 0.00%*		1,512,800	$1,512,800
TOTAL INVESTMENT COMPANIES (Cost $1,512,800)			1,512,800
TOTAL INVESTMENTS (Cost $ 30,246,060)	100.2%		$40,804,429
NET OTHER ASSETS (LIABILITIES)	(0.2)%		(72,846)
Net Assets	100.0%		$40,731,583

*	The rate presented is the 7-day effective yield in effect at September 30, 2020.
(a)	Non-income producing security.

AMF-ANN-1016